Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful lives
Buildings	20 years
Machinery	10 years
Information technology equipment	5 years
Computers and office equipment	3-5 years
Vehicles	3-4 years